Structured Entities (Tables)	12 Months Ended
Mar. 31, 2020
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Interests in Unconsolidated Structured Entities and Maximum Exposure to Loss
The following tables represent the carrying amounts of the Group’s interests in unconsolidated structured entities recognized in its consolidated statements of financial position by line item and the maximum exposure to loss from its interests at March 31, 2020 and 2019.

	At March 31, 2020
	Securitizations	Investment funds	Structured finance	Others	Total
	(In millions)
Interests in unconsolidated structured entities recognized in:
Trading assets	¥14,112	¥53,490	¥—	¥—	¥67,602
Financial assets at fair value through profit or loss	240	628,177	128,823	—	757,240
Investment securities	25,153	25,668	—	466	51,287
Loans and advances	2,608,076	—	5,741,542	672,306	9,021,924

Total	¥2,647,581	¥707,335	¥5,870,365	¥672,772	¥9,898,053

Maximum exposure to loss from interests in unconsolidated structured entities	¥3,208,568	¥708,636	¥6,699,939	¥812,060	¥11,429,203

	At March 31, 2019
	Securitizations	Investment funds	Structured finance	Others	Total
	(In millions)
Interests in unconsolidated structured entities recognized in:
Trading assets	¥16,581	¥39,614	¥—	¥—	¥56,195
Financial assets at fair value through profit or loss	8,637	871,368	144,297	—	1,024,302
Investment securities	15,108	27,002	—	473	42,583
Loans and advances	2,213,496	—	5,489,334	533,196	8,236,026

Total	¥2,253,822	¥937,984	¥5,633,631	¥533,669	¥9,359,106

Maximum exposure to loss from interests in unconsolidated structured entities	¥3,110,451	¥944,487	¥6,597,207	¥712,798	¥11,364,943